EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 4,670
Income from equity investees	$ 104	$ 61	207	$ 115
Investments, ending balance	4,715		4,715		$ 4,670
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			4,670	4,527	4,527
Income from equity investees			207		288
Dividends received			(161)		(141)
Shareholder loan repayments from equity method investments			(1)		(4)
Investments, ending balance	4,715		4,715		4,670
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			3,279	3,218	3,218
Income from equity investees			108		201
Dividends received			(71)		(140)
Shareholder loan repayments from equity method investments			0		0
Investments, ending balance	3,316		3,316		3,279
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			369	296	296
Income from equity investees			75		74
Dividends received			(25)		0
Shareholder loan repayments from equity method investments			0		(1)
Investments, ending balance	419		419		369
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			967	955	955
Income from equity investees			24		12
Dividends received			(65)		0
Shareholder loan repayments from equity method investments			0		0
Investments, ending balance	926		926		967
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			55	$ 58	58
Income from equity investees			0		1
Dividends received			0		(1)
Shareholder loan repayments from equity method investments			(1)		(3)
Investments, ending balance	$ 54		$ 54		$ 55